COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

26. COMMITMENTS AND CONTINGENCIES

(a)  Commitments

Properties under development and construction in progress

As of December 31, 2025, the Group’s commitments under existing construction contracts for self-developed properties amounted to RMB402.4 million. The Group expects to make the majority of these payments within the next two years, assuming that the contractors meet the contractual construction milestones.

Other Commitments

Future minimum payments under other non-cancellable agreements consist of the following as of December 31, 2025:

As of
December 31, 2025
RMB
(in thousands)
Operating leases commitments(i)	771,354
Investment commitments(ii)	240,000
Capital commitments (iii)	232,009
Purchase of services	1,307
Total	1,244,670

Amounts
RMB
(in thousands)
2026	544,667
2027	312,016
2028	249,266
2029	90,934
2030	38,981
Thereafter	8,806
Total	1,244,670
(i)	Lease commitment represents future minimum payments under non-cancelable agreements for operating leases that have not commenced or with lease terms of 12 months or less as of December 31, 2025. Future minimum lease payments for operating lease liabilities as of December 31, 2025 are disclosed in Note 11.
(ii)	Investment commitments primarily relate to capital contributions obligation pursuant to one investment arrangement related to Beihaojia business.
(iii)	Capital commitments primarily relate to commitment on construction of office buildings.

26. COMMITMENTS AND CONTINGENCIES (Continued)

(b)  Contingencies

From time to time, the Group is involved in claims and legal proceedings that arise in the ordinary course of business.

On December 30, 2021, the Company and certain of its current officers and directors were named as defendants in a putative securities class action filed in federal court, captioned Chin v. KE Holdings Inc. et al., No. 1:21-cv-11196 (U.S. District Court for the Southern District of New York). On February 26, 2024, the Court granted in part and denied in part defendants’ motion to dismiss, and plaintiffs were granted leave to replead to address the complaint’s deficiencies identified by the Court. On March 18, 2024, plaintiff filed its Second Amended Complaint with all Exchange Act claims removed. On April 10, 2024, the Court ordered motion-to-dismiss briefing for the Second Amended Complaint to be completed in June 2024. On May 13, 2024, plaintiff filed its Third Amended Complaint, which removes all Exchange Act claims and asserts claims under Sections 11, 12 (a) (2) and 15 of the Securities Act regarding the disclosed total number of stores and agents on the Company’s platform as of September 30, 2020 in the November 19, 2020 follow-on offering documents. On June 17, 2024, the Company filed its answer. On October 24, 2024, plaintiff voluntarily dismissed the officer and director defendants. The Company has accrued for the potential damages in connection with this case as of December 31, 2024. On April 15, 2025, the Company informed the court that it had reached a settlement agreement with the plaintiff on principle. On September 8, 2025, the Company signed a settlement agreement with the plaintiff, settling the dispute with a settlement amount of US$4.95 million (RMB35 million). On September 9, 2025, the plaintiff filed a motion for preliminary approval of the settlement, and the court approved it on October 24, 2025. On November 7, 2025, the Company paid the settlement amount. On February 27, 2026, the Court entered final approval of the settlement.

Except for the above, management does not believe that the ultimate outcome of the unresolved matters, individually and in the aggregate, are likely to have a material adverse effect on the Group’s financial position, results of operations or cash flows. However, litigations are subject to inherent uncertainties and the Group’s view of these matters may change in the future.